Fair Value Measurements - Fair Value Measurement Inputs and Valuation Techniques (Detail)	Jun. 30, 2024	Mar. 28, 2024	Dec. 15, 2023	Jun. 13, 2023
Measurement Input, Market Rate Probability Of Special Purpose Acquisition Company Closing [Member] | Zapata Computing, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.90	0.50
Measurement Input Market Rate Probability Of Special Purpose Acquisition Company Not Closing [Member] | Zapata Computing, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.10	0.50
Measurement Input, Market Rate Without Conversion [Member] | Zapata Computing, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.3206	0.3109
Discount rate [Member] | Zapata Computing, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.321	0.15
Measurement Input, Expected Term [Member] | Zapata Computing, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.0016	0.0056
Forward Purchase Agreement [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.6	13.6
Forward Purchase Agreement [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	60	50
Forward Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	4.75	4.54
Forward Purchase Agreement [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	1.75	2
Forward Purchase Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0	0